Subsequent Events	12 Months Ended
Dec. 31, 2025
EPB 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Management evaluates events occurring through the date the financial statements are available to be issued in determining the accounting for and disclosure of transactions and events that affect the financial statements. Effective January 1, 2026 eligible employees of Atrion Corporation became participants in the Plan and the assets of the Atrion Corporation 401(K) Savings Plan were merged into the Plan.